Benefits Plans (Plan's Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligation: Benefit obligation, beginning of year	$ 10,338	$ 8,723
Change in Benefit Obligation: Interest Cost	444	469
Change in Benefit Obligation: Actuarial loss	454	1,807
Change in Benefit Obligation: Benefits paid	(514)	(503)
Change in Benefit Obligation: Settlements	(752)	(158)
Change in Benefit Obligation: Benefit obligation, ending	9,970	10,338
Change in Plan Assets: Fair value of assets, beginning of year	4,972,799
Change in Plan Assets: Actual return on plan assets	597	76
Change in Plan Assets: Employer contributions	2,700	812
Change in Plan Assets: Benefits paid	(514)	(503)
Change in Plan Assets: Settlements	(752)	(158)
Change in Plan Assets: Fair value of assets, ending	7,004,500	4,972,799
Reconciliation of Funded Status: Accumulated benefit obligation	9,970	10,338
Reconciliation of Funded Status: Projected benefit obligation	9,970	10,338
Reconciliation of Funded Status: Fair value of assets	(7,004,500)	(4,972,799)
Reconciliation of Funded Status: Funded status, included in other liabilities	(2,996)	(5,365)
Valuation assumptions used to determine benefit obligation at period end: Discount rate	4.05%	4.40%
SERP Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligation: Benefit obligation, beginning of year	511	596
Change in Benefit Obligation: Interest Cost	21	29
Change in Benefit Obligation: Actuarial loss	16	25
Change in Benefit Obligation: Benefits paid	(74)	(139)
Change in Benefit Obligation: Benefit obligation, ending	474	511
Change in Plan Assets: Employer contributions	74	139
Change in Plan Assets: Benefits paid	(74)	(139)
Reconciliation of Funded Status: Accumulated benefit obligation	474	511
Reconciliation of Funded Status: Projected benefit obligation	474	511
Reconciliation of Funded Status: Funded status, included in other liabilities	$ 474	$ 511
Valuation assumptions used to determine benefit obligation at period end: Discount rate	4.05%	4.40%